UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Variable Insurance Trust

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Wilshire Global Allocation Fund
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Wilshire Global Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Wilshire Global Allocation Fund	$23	0.45%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$496,866,046
Number of Holdings	10
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Issuers	(% of Net Assets)
Wilshire International Equity Fund	22.0%
Wilshire Large Company Growth Portfolio	19.4%
Wilshire Income Opportunities Fund	18.1%
Wilshire Large Company Value Portfolio	17.4%
Vanguard Total International Bond Index Fund	13.3%
Vanguard Mega Cap Index Fund	3.0%
Vanguard Long-Term Bond Index Fund	1.9%
Fidelity Emerging Markets Index Fund	1.6%
Wilshire Small Company Value Portfolio	1.5%
Wilshire Small Company Growth Portfolio	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Global Allocation Fund	PAGE 1	TSR-SAR-97200P868

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wilshire Variable Insurance Trust
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 79.9%
Wilshire Income Opportunities Fund - Class Institutional(a)	10,084,409	$89,952,926
Wilshire International Equity Fund - Class Institutional(a)	9,022,214	109,168,789
Wilshire Large Co. Value Portfolio - Class Institutional(a)	3,910,492	86,695,614
Wilshire Large Company Growth Portfolio - Class Institutional(a)	1,688,198	96,564,903
Wilshire Small Co. Growth Portfolio - Class Institutional(a)(b)	359,060	7,174,022
Wilshire Small Co. Value Portfolio - Class Institutional(a)	287,464	7,341,827
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $356,291,587)		396,898,081
OTHER OPEN-END FUNDS - 19.7%
Fidelity Emerging Markets Index Fund	642,254	7,777,699
Vanguard Long-Term Bond Index Fund - Class Admiral	893,342	9,389,029
Vanguard Mega Cap Index Fund - Class Institutional	33,759	14,972,132
Vanguard Total International Bond Index Fund - Class Institutional	2,231,115	66,085,635
TOTAL OTHER OPEN-END FUNDS (Cost $100,009,927)		98,224,495
TOTAL INVESTMENTS - 99.6% (Cost $456,301,514)		$495,122,576
Money Market Deposit Account - 0.0%(c)(d)		526
Other Assets in Excess of Liabilities - 0.4%		1,742,944
TOTAL NET ASSETS - 100.0%		$496,866,046

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS:
Unaffiliated investments, at value	$98,224,495
Investments in affiliated registered investment companies, at value (Notes 2 and 6)	396,898,081
Cash and cash equivalents	526
Receivable for Fund shares sold	338,436
Receivable for investment securities sold	917,354
Dividends and interest receivable	1,350,183
Other assets	16,911
Total Assets	497,745,986
LIABILITIES:
Payable for Fund shares redeemed	25,235
Payable for investment securities purchased	213,087
Investment advisory fees payable (Note 3)	44,027
Distribution fees payable (Note 4)	131,083
Administration and accounting fees payable (Note 3)	21,200
Line of credit payable (Note 5)	411,000
Accrued interest expense (Note 5)	58
Accrued expenses and other payables	34,250
Total Liabilities	879,940
NET ASSETS	$496,866,046
Net Assets Consist of:
Paid-in capital	$428,398,020
Distributable Earnings	68,468,026
Net assets	$496,866,046
Shares Outstanding:
(Unlimited shares authorized)	24,343,582
Net Asset Value:
(Offering and redemption price per share)	$20.41
Investments in unaffiliated funds, at cost	$100,009,927
Investments in affiliated funds, at cost (Note 6)	356,291,587

The accompanying notes are an integral part of these financial statements.

2

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Income distributions from unaffiliated investments	$1,137,488
Income distributions from affiliated registered investment companies (Note 6)	2,306,618
Interest income	6,488
Total income	3,450,594
EXPENSES:
Distribution fees (Note 4)	590,813
Investment advisory fee (Note 3)	263,541
Trustees’ fees and expenses (Note 3)	67,095
Professional expenses	55,304
Administration and accounting fees (Note 3)	32,006
Custodian fees	14,463
Insurance expense	13,992
Printing expenses	9,385
Transfer agent fees	4,428
Other	2,648
Registration and filing fees	1,386
Interest expense (Note 5)	517
Pricing costs	89
Total expenses	1,055,667
Net investment income	2,394,927
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTES 2 AND 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	(465,921)
Sale of affiliated registered investment companies (Note 6)	(277,937)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,095,571
Investments in affiliated registered investment companies (Note 6)	37,728,038
Net realized and unrealized gains (losses) on investments	40,079,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 42,474,678

The accompanying notes are an integral part of these financial statements.

3

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months End June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$2,394,927	$15,549,812
Net realized gains (losses) from investments	(743,858)	5,962,922
Long-term capital gain distributions from registered investment companies	—	17,983,985
Net change in unrealized appreciation (depreciation) on investments	40,823,609	10,768,828
Net increase (decrease) in net assets resulting from operations	42,474,678	50,265,547
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2 AND 8)	—	(8,812,931)
CAPITAL SHARE TRANSACTIONS (DOLLARS):
Shares sold	1,235,519	2,900,787
Shares issued as reinvestment of distributions	—	8,812,931
Shares redeemed	(24,440,915)	(47,248,534)
Net increase (decrease) in net assets from capital share transactions	(23,205,396)	(35,534,816)
Net increase (decrease) in net assets	19,269,282	5,917,800
NET ASSETS:
Beginning of period	477,596,764	471,678,964
End of period	$ 496,866,046	$477,596,764
CAPITAL SHARE TRANSACTIONS:
Shares sold	63,172	158,450
Shares issued as reinvestment of distributions	—	467,281
Shares redeemed	(1,279,303)	(2,577,994)
Net increase (decrease) in shares outstanding	(1,216,131)	(1,952,263)
Shares outstanding, beginning of period	25,559,713	27,511,976
Shares outstanding, end of period	24,343,582	25,559,713

The accompanying notes are an integral part of these financial statements.

4

WILSHIRE VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
Investment Class Shares
For a Fund share outstanding throughout each period.

	Six Months End June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.69	$17.14	$15.49	$23.04	$22.09	$20.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.59	0.32	0.24	0.69	0.26
Net realized and unrealized gains (losses) on investments	1.62	1.30	2.15	(4.55)	1.88	2.12
Total from investment operations	1.72	1.89	2.47	(4.31)	2.57	2.38
LESS DISTRIBUTIONS:
From net investment income	—	(0.34)	(0.22)	(0.71)	(0.28)	(0.39)
From realized capital gains	—	—	(0.60)	(2.53)	(1.34)	(0.41)
Total distributions	—	(0.34)	(0.82)	(3.24)	(1.62)	(0.80)
Net asset value, end of period	$20.41	$18.69	$17.14	$15.49	$23.04	$22.09
Total return(b)	9.26%(c)	11.03%	16.44%	(17.83)%	11.84%	11.93%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$496,866	$477,597	$471,679	$434,720	$566,770	$542,386
Operating expenses after fee reductions and expense reimbursements, recoupment of previously waived fees and excluding fees paid indirectly†	0.45%(d)	0.44%	0.44%	0.42%	0.40%	0.40%
Net investment income(a)	1.01%(d)	3.21%	1.95%	1.27%	2.94%	1.31%
Portfolio turnover rate	11%(c)	8%	3%	7%	8%	12%

(a)
Net investment income was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)
If you are an annuity contract owner, the total returns shown do not reflect the expenses that apply to the separate account or related insurance policies through which you invest in the Fund. The inclusion of these charges would reduce the total return figures for all periods shown.

(c)	Not annualized.
(d)	Annualized.
†	These ratios do not include expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

5

Wilshire Variable Insurance Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)
1. ORGANIZATION
The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers units of beneficial interest (shares) in the Wilshire Global Allocation Fund (the “Fund”). The Fund operates under a fund of funds structure and at this time invests substantially all of its assets in shares of certain underlying affiliated funds (the “Affiliated Funds”), which are mutual funds advised by Wilshire Advisors LLC (the “Adviser”), and in shares of unaffiliated investment companies. Shares of the Fund may only be purchased by insurance company separate accounts for certain variable insurance contracts and by plan sponsors of qualified retirement plans.
The investment objective of the Fund is to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
The end of the reporting period for the Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).
Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security valuation – A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Fund. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Adviser’s Pricing Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds.

6

Wilshire Variable Insurance Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there were no significant changes to the Fund’s fair value methodologies.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Registered Investment Companies	$396,898,081	$—	$—	$396,898,081
Other Open-End Funds	98,224,495	—	—	98,224,495
Total Investments	$495,122,576	—	—	$495,122,576

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Fund did not hold any securities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the end of the current fiscal period. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of its net assets in Level 3 investments.
Russian and Ukraine Securities – The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Investment transactions and investment income – Investment transactions are recorded on a trade date basis. Dividends, including distributions paid by affiliated and unaffiliated registered investment companies, are recorded on the ex-dividend date. The actual tax character of income, realized gains and return of capital distributions received from affiliated and unaffiliated registered investment companies may not be known until after the end of the fiscal year, at which time appropriate adjustments are recorded. Realized gains and losses on investments sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain.

7

Wilshire Variable Insurance Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Expense policy – Expenses that are attributable to both the Fund and the Wilshire Mutual Funds, Inc. (an affiliated investment company) are allocated across the Fund and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.
Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Fund’s net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board.
3. INVESTMENT ADVISORY AND OTHER SERVICES
The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Fund and to continuously review, oversee and administer the Fund’s investment program.
Under an Investment Advisory Agreement, the Fund pays to the Adviser a fee at the annual rate of 0.55% of the average daily net assets of the first $1 billion and 0.45% on the average daily net assets greater than $1 billion of the Fund, excluding assets invested in the Affiliated Funds.
The Adviser has entered into an expense limitation agreement with the Fund requiring it to reduce its management fee and/or reimburse expenses to limit annual operating expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 0.50% of average daily net assets of the Fund. The agreement to limit expenses continues through at least April 30, 2026. The Adviser may recoup the amount of any management fee reductions or expense reimbursements within three years after the day on which the fee reduction or expense reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement. There were no waivers or recoupments during the current fiscal period. There are no outstanding amounts that are subject to recoupment as of the end of the current fiscal period.
Because the affiliated and unaffiliated registered investment companies have varied fee and expense levels and the Fund may own different proportions of the affiliated and unaffiliated registered investment companies at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) serves as the Trust’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter.
Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers and Trustees’ expenses – The Fund and Wilshire Mutual Funds, Inc. together pay each Independent Trustee an annual retainer of $56,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Trustee is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Trustees and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Trustees and $3,500 for the Board chair, and a virtual Committee meeting fee of $1,500.
4. DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
The Fund has adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan, the Distributor receives from the Fund a distribution and shareholder services fee computed at the annual rate of 0.25% of average daily net assets.
5. LINE OF CREDIT
The Trust and the Wilshire Mutual Funds, Inc. have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by the Fund

8

Wilshire Variable Insurance Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
are secured by the Fund’s assets. The Line has a one year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 2, 2026. Interest is charged at the prime rate, which was 7.50% as of the end of the current fiscal period. The Fund did not have any outstanding borrowings as of the end of the current fiscal period. The average interest rate paid during the current fiscal period, was 7.50%. During the current fiscal period, the maximum borrowing was $411,000 on June 30, 2025, and average borrowing was $13,724. This borrowing resulted in interest expense of $517. As of June 30, 2025, the Fund had $411,000 outstanding borrowings.
6. Security Transactions
During the current fiscal period, the aggregate cost of purchases and proceeds from sales of investments, other than affiliated investments and short-term investments, totaled $1,173,295 and $4,954,592 respectively.
Information regarding the Fund’s investments in the Affiliated Funds during the current fiscal period, is provided in the table below:

Fund	Value as of December 31, 2024	Cost of Purchases	Proceeds From Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2025	Income Distribution	Capital Gain Distributions
Wilshire Income Opportunities Fund - Institutional Class	$101,536,303	$1,261,896	$(14,695,666)	$(2,304,928)	$4,155,321	$89,952,926	$2,306,618	$—
Wilshire International Equity Fund -Institutional Class	107,857,269	—	(20,299,666)	615,928	20,995,258	109,168,789	—	—
Wilshire Large Company Growth Portfolio - Institutional Class	77,551,705	15,500,000	(5,765,970)	1,274,253	8,004,915	96,564,903	—	—
Wilshire Large Company Value Portfolio - Institutional Class	78,480,588	4,500,000	(1,331,622)	125,493	4,921,155	86,695,614	—	—
Wilshire Small Company Growth Portfolio - Institutional Class	7,511,565	—	(160,000)	(53,584)	(123,959)	7,174,022	—	—
Wilshire Small Company Value Portfolio - Institutional Class	7,656,578	—	(155,000)	64,901	(224,652)	7,341,827	—	—
	$380,594,008	$21,261,896	$(42,407,924)	$(277,937)	$37,728,038	$396,898,081	$2,306,618	$—

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Wilshire International Equity Fund, Wilshire Income Opportunities Fund, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio (the “Affiliated Funds”), registered open-end management investment companies. The Fund may redeem its investments from the Affiliated Funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund is directly affected by the performance of the Affiliated Funds. As of the end of the current fiscal period, the percentage of net assets invested in the Affiliated Funds was 79.9%.
7. SIGNIFICANT SHAREHOLDERS
As of the end of the current fiscal period, 99.5% of the outstanding shares of the Fund, representing 1 omnibus shareholder, were held in the separate account of Horace Mann Life Insurance Co. through which shares of the Fund are sold.
8. TAX INFORMATION
No provision for federal income taxes is required because the Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable net investment income and net realized capital gains. Federal income tax

9

Wilshire Variable Insurance Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial reporting records are not adjusted for temporary differences. The Fund is not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will materially change in the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
The federal tax cost and unrealized appreciation (depreciation) at December 31, 2024 for the Fund is as follows:

Tax cost of portfolio investments	$482,716,023
Aggregate gross unrealized appreciation	$29,747,426
Aggregate gross unrealized depreciation	(34,492,963)
Net unrealized appreciation	$(4,745,537)

The difference between the book and tax-basis cost of portfolio investments for the Fund is attributable primarily to the tax deferral of losses on wash sales.
The tax character of distributions paid to shareholders for the year ended December 31, 2024 and 2023 was as follows:

	December 31,
	2024	2023
Ordinary income	$8,812,931	$5,996,975
Long-term capital gains	—	15,870,637
Total	$8,812,931	$21,867,612

For the year ended December 31, 2024, there was no reclassification made on the Statement of Assets and Liabilities for the Fund as a result of book to tax differences.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$15,562,114
Undistributed long-term gains	15,176,771
Net unrealized depreciation on investments	(4,745,537)
Other Accumulated Loss	—
Total accumulated losses	$25,993,348

As of December 31, 2024, the Fund did not have capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire. These CLCFs may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. The Fund is utilizing $7,971,522 of prior year capital losses.

10

Wilshire Variable Insurance Trust
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
9. Indemnifications
In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
10. Subsequent Event Evaluation
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

11

WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ON PROXY VOTING
A description of policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
INFORMATION ON FORM N-PORT
The Trust files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Trust Forms N-PORT are available on the SEC’s website at www.sec.gov.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a).
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	09/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	09/08/2025

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters
Treasurer, Principal Financial Officer and
Principal Accounting Officer

Date	09/05/2025

* Print the name and title of each signing officer under his or her signature.